Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet
The following tables summarize condensed financial statements for Burke & Herbert Financial Services Corp. for the periods indicated (in thousands):

Parent Company Only Condensed Balance Sheet	2022
Assets
Cash	$2,000
Investment in subsidiary	271,757
Other assets	209
Total Assets	$273,966

Liabilities
Other liabilities	$513
Total Liabilities	513

Total Shareholders’ Equity	273,453
Total Liabilities and Shareholders’ Equity	$273,966

Schedule of Condensed Statement of Income

Parent Company Only Condensed Statement of Income	2022
Income
Dividends from bank subsidiary	$5,936
Total Income	5,936

Expense
Salaries and employee benefit	426
Other operating expenses	568
Total Expense	994

Income (loss) before income tax benefit and equity in undistributed income of subsidiaries	4,942
Income tax benefit	209
Income (loss) before equity in undistributed income of subsidiaries	5,151
Equity in undistributed earnings of subsidiary	38,862
Net Income	$44,013

Schedule of Condensed Statement of Cash Flows

Parent Company Only Condensed Statement of Cash Flows	2022
Cash Flows from Operating Activities
Net income	$44,013
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(38,862)
Share based compensation	481
Deferred income taxes	(105)
Net change in other assets	513
Net change in other liabilities	(104)
Net cash flows provided by operating activities	$5,936

Cash Flows from Investing Activities	—

Net cash (used in) provided by investing activities	$—

Cash Flows from Financing Activities
Dividends paid	(3,936)

Net cash (used in) financing activities	$(3,936)

Increase in cash and cash equivalents	$2,000

Cash and cash equivalents
Beginning of the year	$—
End of the year	2,000